UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21727
                                                    ----------------------------

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
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               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                       Date of fiscal year end: OCTOBER 31
                                               -----------

                   Date of reporting period: JANUARY 31, 2007
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

   PRINCIPAL                                                                              MARKET
     VALUE                         DESCRIPTION                                             VALUE
    ------        ----------------------------------------------------------           ---------------
    U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 89.1%

                   FEDERAL HOME LOAN MORTGAGE CORPORATION    (FHLMC) - 8.3%
         6,117,807 Gold, Pool A38042, 6.00%, 10/01/35................................  $     6,145,055
                                                                                       ----------------
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION    (FNMA) - 80.8%
         9,660,467 Pool 256182, 6.00%, 3/01/36.......................................        9,646,882
        14,689,364 Pool 256328, 6.50%, 7/01/36.......................................       14,861,505
         9,294,157 Pool 831145, 6.00%, 12/01/35......................................        9,333,078
         8,715,517 Pool 843971, 6.00%, 11/01/35......................................        8,752,015
         6,881,055 Pool 872303, 6.00%, 5/01/36.......................................        6,908,482
        10,604,638 Pool 880203, 6.00%, 2/01/36.......................................       10,579,784
                                                                                       ----------------
                                                                                            60,081,746
                                                                                       ----------------

                   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES...........       66,226,801
                                                                                       ----------------
                   (Cost $65,993,351)

    COLLATERALIZED MORTGAGE OBLIGATIONS - 39.9%

         5,000,000 Federal Home Loan Mortgage Corp.,
                        Series 1, 7.50%, 12/27/21 + .................................         4,963,500
           610,954 Federal Home Loan Mortgage Corp.,
                        Series 2716, Class CI, IO, 5.00%, 5/15/19 ...................            55,991
         3,604,173 Federal Home Loan Mortgage Corp.,
                        Series 2747, Class IH, IO, 5.00%, 12/15/13 ..................           136,642
        14,398,517 Federal Home Loan Mortgage Corp.,
                        Series 2807, 2.13% Class SB, IO, 11/15/33 + .................         1,397,352
         2,360,100 Federal Home Loan Mortgage Corp.,
                        Series 2836, Class PI, IO, 5.00%, 9/15/22 ...................           173,560
         4,739,600 Federal Home Loan Mortgage Corp.,
                        Series 2870, Class JI, IO, 5.00%, 10/15/27 ..................           771,305
           792,000 Federal Home Loan Mortgage Corp.,
                        Series 2888, Class OI, IO, 5.00%, 1/15/27 ...................           130,344
         1,774,808 Federal Home Loan Mortgage Corp.,
                        Series 2921, Class IQ, IO, 5.00%, 1/15/29 ...................           329,110
         2,101,432 Federal Home Loan Mortgage Corp.,
                        Series 2938, Class PI, IO, 5.00%, 11/15/28 ..................           257,517
         1,933,440 Federal Home Loan Mortgage Corp.,
                        Series 2943, Class JI, IO, 5.00%, 1/15/24 ...................           195,753
        30,261,604 Federal Home Loan Mortgage Corp., STRIP,
                        Series 227, Class IO, IO, 5.00%, 12/01/34 ...................         7,455,651
         6,127,880 Federal Home Loan Mortgage Corp., STRIP,
                        Series 231, Class IO, IO, 5.50%, 8/01/35 ....................         1,496,597
        11,436,183 Federal Home Loan Mortgage Corp., STRIP,
                        Series 232, Class IO, IO, 5.00%, 8/01/35 ....................         2,811,624
         3,261,401 Federal Home Loan Mortgage Corp., STRIP,
                        Series 235, Class IO, IO, 5.50%, 2/01/36 ....................           814,135
         4,852,851 Federal Home Loan Mortgage Corp., STRIP,
                        Series 240, Class IO, IO, 5.50%, 7/15/36 ....................         1,214,780


See Notes to Quarterly Portfolio of Investments.                         Page 1

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JANUARY 31, 2007 (UNAUDITED)

   PRINCIPAL                                                                              MARKET
     VALUE                         DESCRIPTION                                             VALUE
    ------        ----------------------------------------------------------           ---------------
    COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)
         4,519,850 Federal National Mortgage Association,
                        Series 2005-122, Class SN, 7.32%, 1/25/36 + .................  $      4,386,800
         2,235,505 Federal National Mortgage Association,
                        Series 2005-39, Class BI, IO, 5.00%, 6/25/28 ................           255,719
        11,468,550 Federal National Mortgage Association, STRIP,
                        Series 360, Class 2, IO, 5.00%, 8/01/35 .....................         2,834,114
                                                                                       ----------------

                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS.........................        29,680,494
                                                                                       ----------------
                   (Cost $28,849,957)


                   TOTAL INVESTMENTS - 129.0%........................................        95,907,295
                                                                                       ----------------
                   (Cost $94,843,308)*

    REVERSE REPURCHASE AGREEMENT - (29.7%)
       (22,074,000)   With UBS Securities 5.32% dated 1/31/07, to be repurchased at $22,077,262 on 2/01/07, collateralized by $25,713,003 FNMA
                        6.00%, due 11/01/35, FNMA 6.00% due 12/01/35 and FNMA
                        6.00% due 5/01/36.,                                                 (22,074,000)
                                                                                       ----------------

                   TOTAL REVERSE REPURCHASE AGREEMENT................................       (22,074,000)
                                                                                       ----------------
                   (Cost $22,074,000)

                   NET OTHER ASSETS AND LIABILITIES - 0.7%...........................           531,895
                                                                                       ----------------
                   NET ASSETS - 100.0%...............................................  $     74,365,190
                                                                                       ================

----------------------------------
            *    Aggregate cost for federal income tax and financial reporting purposes.
            +    Variable rate security.  The interest rate shown reflects the rate in effect at January 31, 2007.
           IO    Interest Only
        STRIP    Separate trading of registered interest and principal of
                 securities





Page 2          See Notes to Quarterly Portfolio of Investments.

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NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED)
--------------------------------------------------------------------------------

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                                JANUARY 31, 2007


                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust/FIDAC Mortgage Income Fund (the "Fund") is computed based upon the value of the Fund's portfolio securities and other assets less any accrued liabilities. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and all borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. government securities are valued at the mean between the last reported bid and asked prices. The Fund will value mortgage-backed securities ("MBS") and other debt securities not traded in an organized market on the basis of valuations provided by dealers or by an independent pricing service, approved by the Board of Trustees, which uses information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value. Debt securities having a remaining maturity of less than sixty days when purchased and debt securities originally purchased with maturities of sixty days or more but which currently have maturities of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular security, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued purchase commitments.

C. REVERSE REPURCHASE AGREEMENTS:

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which the Fund will effectively pledge its assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

Information for the period October 31, 2006 through January 31, 2007:

Maximum amount outstanding during the period....................  $  23,998,000
Average amount outstanding during the period*...................  $  22,159,543
Average monthly shares outstanding during the period............      4,045,236
Average debt per share outstanding during the period............  $        5.48

*The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the period ended January 31, 2007.

Interest rates ranged from 5.27% to 5.37% during the three months ended January 31, 2007, on borrowings by the Fund under reverse repurchase agreements.

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 NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                                JANUARY 31, 2007

                   2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of January 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,728,624 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $664,637.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/FIDAC MORTGAGE INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MARCH 22, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MARCH 22, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              MARCH 22, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.